Income Taxes - Components of the Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
United States	$ 837	$ (836)	$ 1,026
Total current:	(5,457)	(6,207)	(3,590)
Deferred:
United States	32,315	(2,001)	(11,370)
Total deferred:	32,662	(1,775)	(10,884)
Income tax benefit (expense)	27,205	(7,982)	(14,474)
Bermuda
Current:
Foreign	0	0	0
Deferred:
Foreign	0	0	0
Foreign - Other
Current:
Foreign	(6,294)	(5,371)	(4,616)
Deferred:
Foreign	$ 347	$ 226	$ 486